SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022		Jun. 30, 2022		Jun. 30, 2021
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	105,420	[1]	121,329		151,170
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 200.27		$ 179.63		$ 150.00
Number of Shares, Issued	3,305,000
Weighted Average Price Per Share, Issued	$ 0.01
Number of Shares, Exercised	(5,960)		(15,909)		(29,841)
Weighted Average Price Per Share, Exercised	$ 65.77		$ 42.86		$ 26.15
Number of Shares, Forfeited	1,000
Weighted Average Price Per Share, Forfeited	$ 2,000.00
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Ending balance	3,403,460	[2]	105,420	[1]	121,329
Weighted Average Price Per Share, Outstanding, Ending balance	$ 5.51		$ 200.27		$ 179.63
Number of Shares, Exercisable, Ending balance	3,379,711		76,671
Weighted Average Price Per Share, Exercisable, Ending balance	$ 5.55		$ 275.37
Weighted average remaining contractual term	2 years 6 months 29 days		9 months 7 days
Aggregate intrinsic value
Number of Shares, Forfeited	(1,000)

[1]	The total warrants of 105,420 above consisted of the following:
[2]	The total warrants of 3,403,460 above consisted of the following: